UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05877

BNY Mellon Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/26

Item 1.	Reports to Stockholders

BNY Mellon Strategic Municipal Bond Fund, Inc.
SEMI-ANNUAL REPORT
May 31, 2026

BNY Mellon Strategic Municipal Bond Fund, Inc.
Protecting Your Privacy Our Pledge to You
THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you
will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial, biometric or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT.
The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information.
The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:
●Information we receive from you, such as your name, address, and social security number.
●Information about your transactions with us, such as the purchase or sale of fund shares.
●Information we receive from agents and service providers, such as proxy voting information.
THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.
Thank you for this opportunity to serve you.
The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND

Back Cover

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DISCUSSION OF FUND PERFORMANCE AND DISTRIBUTION
INFORMATION (Unaudited)
How did the Fund perform last six months?
For the 6-month period ended May 31, 2026, BNY Mellon Strategic Municipal Bond Fund, Inc. (the “fund”) produced a total return of 1.86% on a net-asset-value basis and 7.01% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $.15 per share, which reflects an annualized distribution rate of 4.89%.2 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s performance benchmark, posted a total return of 1.43% for the same period.3

Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate.
2
Distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.
3
Source: Lipper, Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Unlike a fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.

PORTFOLIO SUMMARY (Unaudited)
State Allocation (Based on Total Investments)

SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8%
Alabama — 6.9%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000	1,800,993
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,710,000	2,648,298
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	4.30	3/1/2033	1,000,000	983,774
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	750,000	768,383
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,600,248
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	4,625,000	4,853,494
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,500,000	2,613,119
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,000,000	942,851
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,000,000	1,067,337
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	4,560,000	4,874,328
				22,152,825

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Alaska — .8%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,900,000	2,468,425
Arizona — 4.2%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	4,305,000	430
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,500,000	1,431,776
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	2,000,000	1,965,477
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,775,000	1,674,997
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	750,000	641,318
Tender Option Bond Trust Receipts (Series 2018- XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.41	12/1/2037	4,550,000	4,802,901
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	3,000,000	2,889,381
				13,406,280

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Arkansas — .9%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	1,900,000	1,950,089
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	1,000,000	1,014,384
				2,964,473
California — 4.5%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,000,000	1,083,345
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.38	7/1/2050	1,750,000	1,759,746
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,000,000	1,008,677
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(b)	6.25	9/2/2061	1,000,000	1,025,394
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,063,093
Southern California Public Power Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. A	5.00	11/1/2033	2,500,000	2,666,522
Tender Option Bond Trust Receipts (Series 2023- XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.30	8/1/2053	6,400,000	5,913,308
				14,520,085

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Colorado — 5.3%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	1,031,828
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000	3,386,936
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	850,000	866,091
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,250,000	2,317,449
Kinston Metropolitan District No. 5, GO, Refunding, Ser. A(b)	5.75	12/1/2055	750,000	761,971
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	10.09	8/1/2044	3,260,000	3,646,646
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.61	11/15/2048	5,535,000	4,958,447
				16,969,368

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Delaware — .8%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Inc. Obligated Group)	5.00	11/15/2048	2,470,000	2,472,279
District of Columbia — 1.2%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	2,265,000	2,396,331
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,500,000	1,326,653
				3,722,984
Florida — 9.1%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,785,000	2,687,447
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	2,000,000	2,028,103
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	1,775,000	1,762,963
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	2,095,000	2,093,784
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	2,000,000	2,055,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Florida — 9.1% (continued)
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b)	6.63	11/15/2045	1,000,000	1,082,376
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,065,000	3,631,906
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	2,000,000	1,832,884
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,600,000	1,402,522
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,500,000	1,344,635
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,108,830
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000	935,878
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.22	10/1/2049	7,500,000	6,818,603
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	630,000	600,706
				29,386,337

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Georgia — 7.6%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,900,000	1,926,376
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	1,000,000	1,063,915
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.25	6/1/2041	575,000	639,463
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.86	10/1/2043	6,000,000	6,002,678
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.74	7/1/2044	4,220,000	4,475,133
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.72	1/1/2059	2,720,000	2,709,579
Tender Option Bond Trust Receipts (Series 2025- XF8066), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.92	7/1/2050	2,400,000	2,499,265

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Georgia — 7.6% (continued)
Tender Option Bond Trust Receipts (Series 2026- XF8152), (Atlanta, Revenue Bonds, Refunding (Sustainablity Bonds)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	12.02	11/1/2056	3,900,000	4,171,217
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000	1,001,151
				24,488,777
Illinois — 14.1%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,000,000	1,042,446
Chicago, GO, Ser. A	5.00	1/1/2044	1,400,000	1,374,753
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,025,286
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	1,000,000	1,053,313
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000	1,257,025
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	2,250,000	2,418,051
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,500,000	1,589,277
Illinois, GO, Ser. A	5.00	5/1/2038	1,850,000	1,891,319
Illinois, GO, Ser. B	5.00	11/1/2030	1,250,000	1,330,891
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000	3,091,843
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	1,000,000	1,053,115
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	2,000,000	2,069,038
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	2,500,000	1,668,763

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Illinois — 14.1% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,000,000	1,976,877
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.46	6/1/2048	2,625,000	2,353,102
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	13.51	12/1/2049	4,200,000	4,328,374
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.50	1/1/2053	2,860,000	2,963,773
Tender Option Bond Trust Receipts (Series 2026- XM1354), (Chicago, Revenue Bonds (Wastewater Trasmission Project) Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.09	1/1/2058	10,650,000	10,983,388
				45,470,634
Indiana — 1.3%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	4,025,000	402
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	1,985,000	2,101,905

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Indiana — 1.3% (continued)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,250,000	1,293,324
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	735,313
				4,130,944
Iowa — .3%
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,065,144
Kentucky — 1.6%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	2,801,110
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,250,000	1,309,396
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	1,000,000	1,063,493
				5,173,999
Louisiana — 1.8%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,270,000	1,328,531
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,345,000	2,428,033
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	2,000,000	2,145,812
				5,902,376

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Maine — .5%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	1,500,000	1,583,112
Maryland — 2.1%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	1,000,000	1,025,860
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,575,000	2,578,829
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,271,905
				6,876,594
Massachusetts — 4.4%
Massachusetts Development Finance Agency, Revenue Bonds (Tufts University Student Housing Project)	5.25	6/1/2042	1,000,000	1,096,278
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	920,000	850,565
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	2,630,000	2,793,675
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000	1,003,830

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Massachusetts — 4.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	1,130,000	1,136,397
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000	1,058,319
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.09	6/1/2053	6,000,000	6,197,684
				14,136,748
Michigan — 4.1%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,335,000	1,380,741
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	1,500,000	1,502,755
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,375,000	2,185,158
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,000,000	1,047,990
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000	1,757,521
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	1,500,000	1,522,511
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,700,000	1,646,855

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Michigan — 4.1% (continued)
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	1,000,000	1,079,577
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.75	12/1/2050	1,000,000	1,085,055
				13,208,163
Minnesota — .3%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	825,000	820,435
Missouri — 3.0%
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,045,000	4,032,205
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	6.83	12/1/2053	6,000,000	5,667,667
				9,699,872
Montana — .3%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	1,000,000	1,044,433
Nebraska — .3%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	923,383
Nevada — 2.3%
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,816,606
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	5,000,000	4,455,664
				7,272,270

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
New Hampshire — 2.8%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	900,000	573,106
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,500,000	1,564,231
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,500,000	1,582,370
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(a)	4.42	4/1/2036	3,000,000	3,035,020
New Hampshire Business Finance Authority, Revenue Bonds, Ser. A1	4.25	7/20/2041	999,391	975,976
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,500,000	1,412,501
				9,143,204
New Jersey — 2.5%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	720,000	762,632
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,500,000	1,586,809

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
New Jersey — 2.5% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds(g)	5.50	12/15/2032	2,000,000	2,337,861
Tender Option Bond Trust Receipts (Series 2025- XF3423), (New Jersey Turnpike Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.96	1/1/2055	3,300,000	3,520,515
				8,207,817
New Mexico — .4%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,395,000	1,397,450
New York — 14.3%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A	5.25	6/15/2045	1,000,000	1,007,504
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	3,100,000	3,107,955
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	875,000	961,635
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A(b)	5.25	6/1/2046	1,000,000	1,000,555
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(f)	0.00	11/15/2052	6,400,000	1,735,603
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	2,000,000	2,069,750

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
New York — 14.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	836,460
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	2,190,000	2,178,905
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	2,700,000	2,887,797
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	3,050,000	3,189,528
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,062,531
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.77	11/15/2047	5,400,000	4,940,033
Tender Option Bond Trust Receipts (Series 2023- XF1638), (New York City Transitional Finance Authority, Revenue Bonds, Ser. E1) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.54	2/1/2049	10,000,000	9,158,037

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
New York — 14.3% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.49	6/30/2060	2,760,000	2,799,838
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.49	12/31/2054	2,700,000	2,769,724
Tender Option Bond Trust Receipts (Series 2025- XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.87	9/1/2050	2,900,000	3,098,894
Tender Option Bond Trust Receipts (Series 2026- XM1355), (New York Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.17	11/15/2061	3,500,000	3,125,013
				45,929,762
North Carolina — 2.0%
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	1,995,000	2,145,057

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
North Carolina — 2.0% (continued)
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,500,000	2,572,115
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	800,000	857,570
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	900,000	758,256
				6,332,998
Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	8,030,000	6,420,776
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group) Ser. C	5.25	11/1/2047	1,500,000	1,461,524
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	941,510
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	790,000	749,377
				9,573,187
Oklahoma — 2.9%
Tender Option Bond Trust Receipts (Series 2023- XF1572), (Oklahoma Water Resources Board State Loan Program, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	6.56	10/1/2053	10,000,000	9,357,486

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Oregon — .3%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	1,000,000	1,054,500
Pennsylvania — 6.9%
Allegheny County Higher Education Building Authority, Revenue Bonds (Duquesne University)	5.00	3/1/2045	1,000,000	1,066,599
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,117,242
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,354,007
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2045	1,000,000	1,047,693
Tender Option Bond Trust Receipts (Series 2022- XF1408), (Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.89	12/1/2051	10,000,000	9,011,272

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Pennsylvania — 6.9% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.65	5/15/2053	3,440,000	3,028,727
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.61	9/1/2053	4,380,000	4,672,423
				22,297,963
Rhode Island — 2.7%
Rhode Island Health and Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,289,517
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2065	1,750,000	1,736,647
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	5.51	10/1/2053	6,000,000	5,695,241
				8,721,405

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
South Carolina — 5.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community)	5.00	4/1/2036	1,270,000	1,380,839
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	3,450,000	3,277,571
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,800,000	1,579,113
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.65	12/1/2054	10,200,000	10,507,912
				16,745,435
South Dakota — 1.0%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.11	7/1/2046	3,200,000	3,208,752
Tennessee — .4%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.25	7/1/2064	1,300,000	1,337,502

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Texas — 10.8%
Aldine Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	950,000	868,894
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2054	1,050,000	958,383
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education Project) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2048	645,000	605,366
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	2,000,000	1,701,528
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,383,594
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,925,000	1,752,161
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	905,437
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	2,000,000	2,127,619
Fort Bend County Toll Road, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.25	3/1/2054	1,500,000	1,393,950

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Texas — 10.8% (continued)
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000	1,801,652
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	0.00	11/15/2051	7,500,000	2,076,513
Houston Airport System, Revenue Bonds (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2038	2,500,000	2,671,885
Houston Airport System, Revenue Bonds, (United Airlines, Inc. Ground Services Equipment Facility Project)	5.50	7/15/2036	1,000,000	1,078,887
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	1,640,000	1,573,703
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2035	1,500,000	1,617,390
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,000,000	925,522
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	901,327
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	535,000	535,913
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	900,000	901,784

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Texas — 10.8% (continued)
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,000,000	912,794
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.28	2/15/2053	6,000,000	5,435,499
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,500,000	1,643,599
				34,773,400
U.S. Related — 1.3%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	284,274	207,472
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898	221,416
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557	198,079
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415	168,460
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699	220,830
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964	213,715
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790	247,673
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,489,835	2,617,486
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950	252,314
				4,347,445
Utah — 3.1%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.63	3/1/2046	750,000	765,877
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	3,765,000	3,794,977
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(h)	6.75	6/1/2055	1,855,000	1,620,141

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Utah — 3.1% (continued)
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,000,000	1,007,962
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	800,000	834,430
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000	2,004,244
				10,027,631
Virginia — 4.3%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(e)	6.41	8/23/2027	1,700,000	1,776,052
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.59	7/1/2057	7,500,000	7,840,899
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project) Ser. B(b)	5.00	7/1/2045	1,000,000	769,322
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,595,000	2,559,611
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	800,000	742,302
				13,688,186

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Washington — 1.9%
Tender Option Bond Trust Receipts (Series 2026- XM1368), (Washington Housing Finance Commission (Single Family Program) Ser. 1N) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	10.40	12/1/2051	3,600,000	3,618,731
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,001,544
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,465,000	1,364,174
				5,984,449
West Virginia — .6%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	1,750,000	1,856,627
Wisconsin — 6.7%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000	1,561,669
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000	1,721,868
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	3,310,000	3,676,326
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	4,500,000	1,415,583

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Wisconsin — 6.7% (continued)
Public Finance Authority, Revenue Bonds (Lindenwood Education System) (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	250,000	265,606
Public Finance Authority, Revenue Bonds (Pinecrest Academy Springs Campus Project) Ser. A(b)	4.00	7/15/2033	1,500,000	1,494,896
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	3,331,956	3,461,362
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	1,000,000	1,013,281
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	1,900,000	1,900,591
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,051,014
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2042	750,000	753,494
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	910,383

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 150.8% (continued)
Wisconsin — 6.7% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,064,473
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,202,492
				21,493,038
Total Investments (cost $492,579,827)			150.8%	485,338,177
Liabilities, Less Cash and Receivables			(50.8%)	(163,398,271)
Net Assets Applicable to Common Stockholders			100.0%	321,939,906

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
May 31, 2026, these securities amounted to $214,316,498 or 66.6% of net assets applicable to Common
Stockholders.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $832, which represented .0% of net assets.

(d)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 3 of the Notes to Financial Statements for details.

(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(h)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	492,579,827	485,338,177
Cash		443,273
Interest receivable		7,724,453
Receivable for investment securities sold		53,022
Prepaid expenses		33,549
		493,592,474
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		221,499
Payable for inverse floater notes issued—Note 3		118,410,000
VMTP Shares at liquidation value—Note 1 ($49,300,000 face amount, report net of unamortized VMTP Shares deferred offering cost of $12,160)—Note 1(g)		49,287,840
Payable for investment securities purchased		2,642,075
Interest and expense payable related to inverse floater notes issued—Note 3		1,007,489
Directors’ fees and expenses payable		1,251
Other accrued expenses		82,414
		171,652,568
Net Assets Applicable to Common Stockholders ($)		321,939,906
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (49,428,691 shares issued and outstanding)		49,429
Paid-in capital		368,386,722
Total distributable earnings (loss)		(46,496,245)
Net Assets Applicable to Common Stockholders ($)		321,939,906
Shares Outstanding
(110 million shares authorized)		49,428,691
Net Asset Value Per Share of Common Stock ($)		6.51
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2026 (Unaudited)

Investment Income ($):
Interest Income	11,741,452
Expenses:
Management fee—Note 2(a)	922,494
Interest and expense related to inverse floater notes issued—Note 3	1,667,272
VMTP Shares interest expense and amortization of offering costs—Note 1(g)	883,253
Administration fee—Note 2(a)	461,247
Professional fees	64,380
Directors’ fees and expenses—Note 2(c)	49,870
Shareholders’ reports	29,223
Registration fees	24,065
Chief Compliance Officer fees—Note 2(b)	11,879
Shareholder servicing costs—Note 2(b)	8,617
Shareholder and regulatory reports service fees—Note 2(b)	8,000
Redemption and Paying Agent fees—Note 2(b)	3,750
Custodian fees—Note 2(b)	2,334
Miscellaneous	10,786
Total Expenses	4,147,170
Less—reduction in expenses due to undertaking—Note 2(a)	(184,499)
Less—reduction in fees due to earnings credits—Note 2(b)	(2,334)
Net Expenses	3,960,337
Net Investment Income	7,781,115
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(76,900)
Net change in unrealized appreciation (depreciation) on investments	(2,150,734)
Net Realized and Unrealized Gain (Loss) on Investments	(2,227,634)
Net Increase in Net Assets Applicable to Common Stockholders Resulting from Operations	5,553,481
See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended May 31, 2026 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of long term portfolio securities	(71,488,278)
Proceeds from sales of long term portfolio securities	71,740,474
Interest income received	11,605,452
Interest and expense related to inverse floater notes issued	(1,828,292)
VMTP Shares interest expense and amortization of offering costs paid	(836,317)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,214,846)
Operating expenses paid	(230,167)
Net Cash Provided (or Used) in Operating Activities		7,748,026
Cash Flows From Financing Activities ($):
Dividends paid to Common Stockholders	(8,551,164)
Increase in payable for inverse floater notes issued	565,000
Net Cash Provided (or Used) in Financing Activities		(7,986,164)
Net Increase (Decrease) in Cash		(238,138)
Cash at beginning of period		681,411
Cash at End of Period		443,273
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided by (or Used) in Operating Activities ($):
Net Increase in Net Assets Resulting From Operations	5,553,481
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost	111,770
Increase in interest receivable	(136,000)
Increase in receivable for investment securities sold	(53,022)
Decrease in unamortized VMTP Shares offering costs	46,936
Increase in prepaid expenses	(23,206)
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates	8,025
Increase in payable for investment securities purchased	270,348
Decrease in interest and expense payable related to inverse floater notes issued	(161,020)
Decrease in Directors’ fees and expenses payable	(1,257)
Decrease in other accrued expenses	(18,763)
Net change in unrealized (appreciation) depreciation on investments	2,150,734
Net Cash Provided (or Used) in Operating Activities		7,748,026
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31,2026 (Unaudited)	Year Ended November 30,2025

Operations ($):
Net investment income	7,781,115	14,107,185
Net realized gain (loss) on investments	(76,900)	(2,660,048)
Net change in unrealized appreciation (depreciation) on investments	(2,150,734)	(16,963,653)
Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	5,553,481	(5,516,516)
Distributions ($):
Distributions to stockholders	(7,414,304)	(12,159,458)
Distributions to Common Stockholders	(7,414,304)	(12,159,458)
Total Increase (Decrease) in Net Assets Applicable to Common Stockholders	(1,860,823)	(17,675,974)
Net Assets Applicable to Common Stockholders ($):
Beginning of Period	323,800,729	341,476,703
End of Period	321,939,906	323,800,729
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023(a)	2022(b)	2021(c)
Per Share Data ($):
Net asset value, beginning of period	6.55	6.91	6.47	6.57	8.38	8.24
Investment Operations:
Net investment income(d)	.16	.29	.26	.25	.33	.37
Net realized and unrealized gain (loss) on investments	(.05)	(.40)	.40	(.06)	(1.77)	.13
Dividends to Preferred Stockholders from net investment income	-	-	-	(.04)	(.02)	(.00) (e)
Total from Investment Operations	.11	(.11)	.66	.15	(1.46)	.50
Distributions to Common Stockholders:
Dividends from net investment income	(.15)	(.25)	(.22)	(.25)	(.35)	(.36)
Net asset value, end of period	6.51	6.55	6.91	6.47	6.57	8.38
Market value, end of period	6.15	5.89	6.14	5.41	5.92	8.24
Market Price Total Return (%)	7.01 (f)	.10	17.73	(4.48)	(24.21)	12.46

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023(a)	2022(b)	2021(c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.59 (g)	2.85	2.99	2.58	1.54	1.20
Ratio of net expenses to average net assets(h),(i)	2.48 (g)	2.73	2.87	2.47	1.43	1.09
Ratio of interest and expense related to floating rate notes issued to average net assets	1.59 (g),(j)	1.86 (j)	2.00 (j)	1.59	.56	.25
Ratio of net investment income to average net assets(h),(i)	4.87 (g)	4.45	3.82	3.92	4.64	4.39
Portfolio Turnover Rate	15.32 (f)	32.21	27.50	34.88	30.58	9.10
Asset Coverage of VMTP Shares and Preferred Stock, end of period	753	757	793	749	759	940
Net Assets, applicable to Common Stockholders, end of period ($ x 1,000)	321,940	323,801	341,477	319,749	324,663	414,262
VMTP Shares and Preferred Stock Outstanding, end of period ($ x 1,000)	49,300	49,300	49,300	49,300	49,300	49,300
Floating Rate Notes Outstanding, end of period ($ x 1,000)	118,410	117,845	125,365	113,555	116,415	138,705

(a)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 2.36%, a net expense ratio of 2.25%, an interest expense related to floating rate notes issued ratio of 1.45% and a net investment income of 3.58%.

(b)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 1.35%, a net expense ratio of 1.25%, an interest expense related to floating rate notes issued ratio of .49% and a net investment income of 4.07%.

(c)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 1.07%, a net expense ratio of .97%, an interest expense related to floating rate notes issued ratio of .23% and a net investment income of 3.92%.

(d)	Based on average common shares outstanding.
(e)	Amount represents less than $.01 per share.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount inclusive of reduction in expenses due to undertaking.
(i)	Amount inclusive of reduction in fees due to earnings credits.
(j)	Amount inclusive of VMTP Shares amortization of offering cost.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—Significant Accounting Policies:
BNY Mellon Strategic Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The fund’s common stock (“Common Stock”) trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DSM.
The fund has outstanding 1,972 shares of Variable Rate MuniFund Term Preferred Shares (“VMTP Shares”). The fund is subject to certain restrictions relating to the VMTP Shares. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of the fund’s Common Stock (“Common Stockholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of VMTP Shares at their liquidation value (i.e., $25,000 per share). Thus, redemptions of VMTP Shares may be deemed to be outside of the control of the fund.
The VMTP Shares have a mandatory redemption date of July 14, 2053, and are subject to an initial early redemption date of July 13, 2029, subject to the option of the holders to retain the VMTP Shares. VMTP Shares that are neither retained by the holder nor successfully remarketed by the early redemption date will be redeemed by the fund.
The holders of VMTP Shares, voting as a separate class, have the right to elect at least two directors. The holders of VMTP Shares will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Robin A. Melvin and Benaree Pratt Wiley as directors to be elected by the holders of VMTP Shares.
Dividends on VMTP Shares are normally declared daily and paid monthly. The Dividend Rate on the VMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the VMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread (all defined terms as defined in the fund’s articles supplementary) (see Note 1(e) - Dividends to stockholders of VMTP Shares).
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	485,338,177	—	485,338,177
	—	485,338,177	—	485,338,177

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(118,410,000)	—	(118,410,000)
VMTP Shares††	—	(49,300,000)	—	(49,300,000)
	—	(167,710,000)	—	(167,710,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
The Additional Information section within the annual report dated November 30, 2025, provides more details about the fund’s principal risk factors.
(d) Dividends and distributions to Common Stockholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Common Stockholders will have their distributions reinvested in additional shares of the fund, unless such Common Stockholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.
On May 27, 2026, the Board declared a cash dividend of $.030 per share from undistributed net investment income, payable on June 30, 2026 to Common Stockholders of record as of the close of business on June 11, 2026, with an ex-dividend date of June 11, 2026.
(e) Dividends to stockholders of VMTP Shares: The Dividend Rate on the VMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the VMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread. The Applicable Rate of the VMTP Shares was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index rate of 1.57% on May 31, 2026. The dividend rate as of May 31, 2026 for the VMTP Shares was 2.67% (all terms as defined in the fund’s articles supplementary).
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $43,850,115 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2025. The fund has $16,527,391 of short-term capital losses and $27,322,724 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to Common Stockholders during the fiscal year ended November 30, 2025 were as follows: tax-exempt income $12,159,458. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) VMTP Shares: The fund’s VMTP Shares aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date of July 14, 2053. The VMTP Shares are subject to an early redemption date of July 13, 2029, subject to the option of the holders to retain the VMTP Shares. VMTP Shares that are neither retained by the holder nor successfully remarketed by the early redemption date will be redeemed by the fund. Dividends paid on VMTP Shares are treated as interest expense and recorded on the accrual basis. Costs directly related to the issuance of the VMTP Shares are considered debt issuance costs which have been deferred and are being amortized into expense over 36 months from July 12, 2023.
During the period ended May 31, 2026, total interest expenses and amortized offering costs with respect to VMTP Shares amounted to $883,253 inclusive of $836,317 of interest expense and $46,936 amortized deferred offering costs. These fees are included in VMTP Shares interest expense and amortization of offering costs in the Statement of Operations.
The average amount of borrowings outstanding for the VMTP Shares during the period ended May 31, 2026 was approximately $49,300,000, with a related weighted average annualized interest rate of 3.40%.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding) and is payable monthly. The fund also has an administration agreement with the Adviser and a custody agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser. The fund pays in the aggregate for administration, custody and transfer agency services, a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding). All out-of-pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.
The Adviser has agreed, from December 1, 2025 through November 30, 2026, to waive receipt of a portion of the fund’s management fee in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding). The reduction in expenses related to fee waiver, pursuant to the waiver agreement, amounted to $184,499 during the period ended May 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding).
(b) The fund has an arrangement with the Custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Custodian fees. For financial reporting purposes, the fund includes custody net earning credits as an expense offset in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $2,334 pursuant to the custody agreement. These fees were offset by earnings credits of $2,334.
The fund compensates The Bank of New York Mellon under a Redemption and Paying Agent Agreement for providing certain transfer agency and payment services with respect to the VMTP Shares.  During the period ended May 31, 2026, the fund was charged $3,750 for the services provided by the Redemption and Paying Agent (the “Redemption and Payment Agent”).

During the period ended May 31, 2026, the fund was charged $11,879 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $8,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $156,078, administration fees of $78,039, Custodian fees of $708, Redemption and Paying Agent fees of $6,250, Chief Compliance Officer fees of $2,307 and shareholder and regulatory reports service fees of $9,333, which are offset against an expense reimbursement currently in effect in the amount of $31,216.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 3—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended May 31, 2026, amounted to $56,200,757 and $56,669,788, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2026, was approximately $115,178,654, with a related weighted average annualized interest rate of 2.90%.
At May 31, 2026, accumulated net unrealized depreciation on investments was $7,241,650, consisting of $10,941,034 gross unrealized appreciation and $18,182,684 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

PROXY RESULTS (Unaudited)
Common Stockholders and holders of VMTP Shares voted together as a single class on the following proposal presented at the annual shareholders’ meeting held on July 11, 2026. The results were as follows:
	Shares
	For	Withheld
To elect three Class III Directors:†
Joan L. Gulley	18,288,901	616,302
Burton N. Wallack	18,255,933	649,270
Roslyn M. Watson	18,285,972	619,230
Paul Kazarian††	15,640,370	150,949

†	The term of the Class III Directors expires in 2029.
††	Mr. Kazarian was not elected to the Board.

OFFICERS AND DIRECTORS
BNY Mellon Strategic Municipal Bond Fund, Inc.
240 Greenwich Street
New York, NY 10286
Directors
Joseph S. DiMartino, Chairman
Francine J. Bovich
Andrew J. Donohue
Joan Gulley
Alan H. Howard
Robin A. Melvin†
Bradley J. Skapyak
Burton N. Wallack
Roslyn M. Watson
Benaree Pratt Wiley†
Gordon Davis††
† Elected by VMTP Shares Holders
†† Advisory Board Member
Officers
President
David DiPetrillo
Chief Legal Officer
Peter M. Sullivan
Vice President and Secretary
Sarah S. Kelleher
Vice Presidents and Assistant Secretaries
Deirdre Cunnane
Amanda Quinn
Lisa M. King
Jeff Prusnofsky
Treasurer
James Windels
Vice Presidents
Daniel Goldstein
Joseph Martella
Officers (continued)
Assistant Treasurers
Roberto G. Mazzeo
Gavin C. Reilly
Robert Salviolo
Robert Svagna
Chief Compliance Officer
Joseph W. Connolly
Portfolio Managers
Thomas Casey
Jeffrey B. Burger
Adviser
BNY Mellon Investment Adviser, Inc.
Sub-Adviser
Insight North America LLC
Custodian
The Bank of New York Mellon
Counsel
Stradley Ronon Stevens & Young, LLP
Transfer Agent, Dividend Disbursing Agent and Registrar
Computershare Inc. (Common Stock)
The Bank of New York Mellon (VMTP Shares)
Stock Exchange Listing
NYSE Symbol: DSM
Initial SEC Effective Date
11/22/89
The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.
Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its beneficial interest in the open market when it can do so at prices below the then current net asset value per share.

For More Information
BNY Mellon Strategic Municipal Bond Fund, Inc.
240 Greenwich Street
New York, NY 10286
Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286
Sub-Adviser
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Transfer Agent & Registrar (Common Stock)
Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310
Dividend Disbursing Agent (Common Stock)
Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol: DSM

For more information about the fund, visit https://bny.com/closed-end-funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent six-month period ended June 30, 2026 is available at www.bny.com/investments and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0852SA0526

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)